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                                   DECHERT LLP
                               1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006
                                  202.261.3300


                                   May 3, 2004



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   UBS Money Series
      File Nos. 333-52965 and 811-8767

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned has been authorized by UBS Money Series (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

1. the forms of Prospectus and Statement of Additional Information dated April 29, 2004 that would have been filed under Rule 497(c) under the 1933 Act do not differ from the forms contained in the Trust's most recent amendment to its registration statement, Post-Effective Amendment No. 16, which was filed on April 28, 2004 and which became effective on April 29, 2004; and

2.       the text of Post-Effective Amendment No. 16 was filed electronically.

Please call the undersigned at 202.261.3439 if you have any questions regarding this matter.

Very truly yours,

/s/ Maureen Magner

Maureen Magner